Related-Party Transactions (Details) $ / shares in Units, $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 14, 2023 D $ / shares shares	Sep. 30, 2023 USD ($) shares	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($) shares	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Sep. 29, 2023 shares
Related Party Transaction [Line Items]
Common stock outstanding (in shares) | shares		21,888,976		21,888,976		13,303,795	5,873,711	21,888,976
Trading restriction period	2 years
Research and development expense | $		$ 3,929	$ 4,121	$ 11,577	$ 12,659	$ 16,746	$ 14,672
Accounts payable | $		7,938		7,938		975	1,687
Related Party
Related Party Transaction [Line Items]
Research and development expense | $		401	140	401	337	439	$ 209
Amended And Restated Sponsor Support Lockup Agreement | Related Party | Graf Acquisition Partners IV LLC
Related Party Transaction [Line Items]
Common stock outstanding (in shares) | shares	4,290,375
Shares forfeited (in shares) | shares	1,773,631
Restricted shares subject to vesting conditions (in shares) | shares	1,173,631
Shares were not forfeited, did not become restricted, nor subject to vesting conditions (in shares) | shares	1,343,113
Advisory and Research Services | Related Party
Related Party Transaction [Line Items]
Research and development expense | $		0	100	0	300	400
Accounts payable | $		0		0		100
Purchases of Laboratory Supplies | Related Party
Related Party Transaction [Line Items]
Research and development expense | $		400	$ 100	400	$ 100
Accounts payable | $		$ 400		$ 400		$ 100
Deferred Founder Shares | Amended And Restated Sponsor Support Lockup Agreement | Related Party | Graf Acquisition Partners IV LLC
Related Party Transaction [Line Items]
Vesting period	5 years
Deferred Founder Shares | Trance One | Amended And Restated Sponsor Support Lockup Agreement | Related Party | Graf Acquisition Partners IV LLC
Related Party Transaction [Line Items]
Share price trigger (in USD per share) | $ / shares	$ 14.00
Threshold trading days | D	20
Threshold consecutive trading days | D	30
Shares vested (in shares) | shares	873,631
Deferred Founder Shares | Tranche Two | Amended And Restated Sponsor Support Lockup Agreement | Related Party | Graf Acquisition Partners IV LLC
Related Party Transaction [Line Items]
Share price trigger (in USD per share) | $ / shares	$ 20.00
Threshold trading days | D	20
Threshold consecutive trading days | D	30
Shares vested (in shares) | shares	300,000